Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net earnings	$ 585,529	$ 593,126	$ 860,984
Other comprehensive income (loss):
Net unrealized loss on hedging derivatives, net of income taxes of $0, ($1,100) and ($4,700) for 2013, 2012 and 2011, respectively		(2,264)	(8,454)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, net of income taxes of $0, $25,000 and $21,800 for 2013, 2012 and 2011, respectively		42,515	37,093
Foreign currency translation gain (loss), net of income taxes of ($600), $0 and $100 for 2013, 2012 and 2011, respectively	(53,619)	58,626	(40,210)
Adjustment to early retiree medical plan, net of income taxes of $2,547, ($1,528) and $952 for 2013, 2012 and 2011, respectively	5,938	(3,646)	1,165
Other comprehensive income (loss)	(47,681)	95,231	(10,406)
Comprehensive income	537,848	688,357	850,578
Comprehensive income attributable to noncontrolling interests	(97,504)	(88,512)	(82,791)
Comprehensive income attributable to Nucor stockholders	$ 440,344	$ 599,845	$ 767,787